Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,675,488.84
Previously Paid Amount	0.00
Total Fee Amount	3,683.89
Total Offset Amount	0.00
Net Fee	3,683.89
Narrative - Max Aggregate Offering Price	$ 26,675,488.84
Final Prospectus	true